Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Document Creation Date	dei_DocumentCreationDate	May 05, 2014